Exhibit 99.1

World Omni Auto Receivables Trust 2017-B
Monthly Servicer Certificate
May 31, 2020

Dates Covered
Collections Period	05/01/20 - 05/31/20
Interest Accrual Period	05/15/20 - 06/14/20
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/20	204,309,612.37	14,835
Yield Supplement Overcollateralization Amount 04/30/20	6,141,347.40	0
Receivables Balance 04/30/20	210,450,959.77	14,835
Principal Payments	8,602,757.75	326
Defaulted Receivables	312,138.31	20
Repurchased Accounts	106,338.42	5
Yield Supplement Overcollateralization Amount at 05/31/20	5,748,378.63	0
Pool Balance at 05/31/20	195,681,346.66	14,484

Pool Statistics	$ Amount	# of Accounts
Pool Factor	28.58%
Prepayment ABS Speed	1.06%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	1,382,219.80	82
Past Due 61-90 days	516,884.73	34
Past Due 91-120 days	243,573.36	17
Past Due 121+ days	0.00	0
Total	2,142,677.89	133

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.06%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.38%
Delinquency Trigger Occurred	NO

Recoveries	191,724.22
Aggregate Net Losses/(Gains) - May 2020	120,414.09
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.69%
Prior Net Losses Ratio	2.06%
Second Prior Net Losses Ratio	0.06%
Third Prior Net Losses Ratio	0.59%
Four Month Average	0.85%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.39%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average APR	3.19%
Weighted Average APR, Yield Adjusted	5.20%
Weighted Average Remaining Term	35.45

Flow of Funds	$ Amount
Collections	10,163,356.14
Investment Earnings on Cash Accounts	349.54
Servicing Fee(1)	(551,224.51)
Transfer to Collection Account	106,338.42
Available Funds	9,718,819.59

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	315,262.13
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	1,971,501.55
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,656,764.16
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	11,283.00
(10) Collection Account Redeposits	741,000.00

Total Distributions of Available Funds	9,718,819.59

Servicing Fee	551,224.51
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	(375,848.71)
Note Balances & Note Factors	$ Amount
Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 05/15/20	197,652,848.21
Principal Paid	8,628,265.71
Note Balance @ 06/15/20	189,024,582.50

Class A-1
Note Balance @ 05/15/20	0.00
Principal Paid	0.00
Note Balance @ 06/15/20	0.00
Note Factor @ 06/15/20	0.0000000%

Class A-2a
Note Balance @ 05/15/20	0.00
Principal Paid	0.00
Note Balance @ 06/15/20	0.00
Note Factor @ 06/15/20	0.0000000%

Class A-2b
Note Balance @ 05/15/20	0.00
Principal Paid	0.00
Note Balance @ 06/15/20	0.00
Note Factor @ 06/15/20	0.0000000%

Class A-3
Note Balance @ 05/15/20	133,972,848.21
Principal Paid	8,628,265.71
Note Balance @ 06/15/20	125,344,582.50
Note Factor @ 06/15/20	54.7356255%

Class A-4
Note Balance @ 05/15/20	52,030,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	52,030,000.00
Note Factor @ 06/15/20	100.0000000%

Class B
Note Balance @ 05/15/20	11,650,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	11,650,000.00
Note Factor @ 06/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	338,270.88
Total Principal Paid	8,628,265.71
Total Paid	8,966,536.59

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.18363%
Coupon	0.28363%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	217,705.88
Principal Paid	8,628,265.71
Total Paid to A-3 Holders	8,845,971.59

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5120041
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.0596744
Total Distribution Amount	13.5716785

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.9506807
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	37.6780162
Total A-3 Distribution Amount	38.6286969

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	228.49
Noteholders' Principal Distributable Amount	771.51

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/20	1,664,191.04
Investment Earnings	211.44
Investment Earnings Paid	(211.44)
Deposit/(Withdrawal)	-
Balance as of 06/15/20	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

Such amounts have priority prior to the application of Available Funds.